The Scott James Fund
                                                      6700 Arlington Boulevard
                                                      Falls Church, VA  22042
                                                      703-533-2500
                                                      March 30, 2001


UNITED STATES
Securities & Exchange Commission
Washington, D.C. 20549

Dear SEC;

We hereby submit this first Post-effective The Scott James Fund, Inc.
filing type 485APOS as required within six months of becoming effective on November 14, 2000. The Prospectus, (Part A) is unchanged. Audited financials as of 12/31/2000 have been added to Part B Statement of Additional Information.

Respectfully Submitted


/s/ Scott S. James
Scott S. James
President